Investment Securities	12 Months Ended
Sep. 30, 2016
Investments, Debt and Equity Securities [Abstract]
Investment Securities
INVESTMENT SECURITIES

The tables below provide detail regarding the amortized cost and fair value of available-for-sale and held-to-maturity investment securities.

September 30, 2016	Amortized Cost	Gross Unrealized		Fair Value	Yield
		Gains	Losses
	(In thousands)
Available-for-sale securities
U.S. government and agency securities due
Within 1 year	$21,284	$—	$(59)	$21,225	0.81%
1 to 5 years	12,477	1,027	(11)	13,493	7.94
5 to 10 years	48,134	—	(1,589)	46,545	1.14
Over 10 years	182,051	27	(3,990)	178,088	1.33
Equity Securities
Within 1 year	—	—	—	—	—
1 to 5 years	100,422	1,402	—	101,824	1.90
Corporate debt securities due
Within 1 year	278,094	325	(53)	278,366	1.33
1 to 5 years	63,481	928	(113)	64,296	2.47
5 to 10 years	69,955	—	(2,417)	67,538	1.96
Over 10 years	50,000	938	—	50,938	3.00
Municipal bonds due
1 to 5 years	2,315	2	—	2,317	1.23
5 to 10 years	1,335	38	—	1,373	2.05
Over 10 years	20,363	3,617	—	23,980	6.45
Mortgage-backed securities
Agency pass-through certificates	978,955	17,118	(3,032)	993,041	2.58
Commercial MBS	80,318	—	(448)	79,870	1.91
	1,909,184	25,422	(11,712)	1,922,894	2.22
Held-to-maturity securities
Mortgage-backed securities
Agency pass-through certificates	1,417,599	24,171	(214)	1,441,556	3.18
	1,417,599	24,171	(214)	1,441,556	3.18
	$3,326,783	$49,593	$(11,926)	$3,364,450	2.62%

September 30, 2015	Amortized Cost	Gross Unrealized		Fair Value	Yield
		Gains	Losses
	(In thousands)
Available-for-sale securities
U.S. government and agency securities due
1 to 5 years	$105,065	$1,923	$(274)	$106,714	1.74%
5 to 10 years	119,071	35	(1,247)	117,859	1.54
Over 10 years	262,832	—	(4,941)	257,891	1.23
Equity Securities
Within 1 year	500	17	—	517	1.80
1 to 5 years	99,922	1,513	—	101,435	1.90
Corporate debt securities due
Within 1 year	24,787	191	—	24,978	0.53
1 to 5 years	311,435	1,190	(58)	312,567	0.88
5 to 10 years	100,000	876	(3,524)	97,352	1.47
Over 10 years	69,950	953	—	70,903	3.00
Municipal bonds due
1 to 5 years	2,285	8	—	2,293	1.23
5 to 10 years	1,303	7	—	1,310	2.05
Over 10 years	20,382	3,138	—	23,520	6.45
Mortgage-backed securities
Agency pass-through certificates	1,144,787	18,222	(2,491)	1,160,518	2.48
Commercial MBS	103,131	85	(510)	102,706	1.51
	2,365,450	28,158	(13,045)	2,380,563	1.97
Held-to-maturity securities
Mortgage-backed securities
Agency pass-through certificates	1,643,216	10,516	(16,312)	1,637,420	3.19
	1,643,216	10,516	(16,312)	1,637,420	3.19
	$4,008,666	$38,674	$(29,357)	$4,017,983	2.46%

The Company purchased $137,591,000 of available-for-sale investment securities and no held-to-maturity investment securities during 2016. The Company sold $50,741,000 of available-for-sale securities and there were no sales of held-to-maturity investment securities in 2016. Substantially all mortgage-backed securities have contractual due dates that exceed twenty-five years.

The following table shows the gross unrealized losses and fair value of securities at September 30, 2016 and September 30, 2015, by length of time that individual securities in each category have been in a continuous loss position. Management believes that the declines in fair value of these investments are not an other than temporary impairment as these losses are due to a change in interest rates rather than any credit deterioration. The impairment is also deemed to be temporary because: 1) the Bank does not intend to sell the security, and 2) it is not more likely than not that it will be required to sell the security before recovery of the entire amortized cost basis of the security.

	September 30, 2016
	Less than 12 months		12 months or more		Total
	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value
	(In thousands)
Corporate debt securities	$—	$—	$(2,582)	$100,467	$(2,582)	$100,467
U.S. agency securities	(11)	3,167	(5,638)	220,613	(5,649)	223,780
Agency pass-through certificates	(1,278)	301,030	(2,417)	232,407	(3,695)	533,437
	$(1,289)	$304,197	$(10,637)	$553,487	$(11,926)	$857,684

	September 30, 2015
	Less than 12 months		12 months or more		Total
	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value
	(In thousands)
Corporate debt securities	$(183)	$72,862	$(3,399)	$46,601	$(3,582)	$119,463
U.S. agency securities	(5,010)	336,243	(1,452)	57,344	(6,462)	393,587
Agency pass-through certificates	(1,036)	169,541	(18,277)	1,193,463	(19,313)	1,363,004
	$(6,229)	$578,646	$(23,128)	$1,297,408	$(29,357)	$1,876,054